Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Measurements
Schedule of assets and liabilities that are measured on a recurring basis

	Quoted Prices	Significant	Significant
	in Active	Other	Other
	Markets	Observable	Unobservable
December 31, 2022	(Level 1)	(Level 2)	(Level 3)
Assets:
Investments held in Trust Account	$430,047,193	$—	$—
Forward Purchase Agreements	—	—	353,731
Fair value at December 31, 2022	$430,047,193	$—	$353,731
Liabilities:
Public Warrant liability	$566,667	$—	$—
Private Warrant liability	—	500,000	—
Working Capital Loans – related party	—	—	1,500,000
Fair Value at December 31, 2022	$566,667	$500,000	$1,500,000

	Quoted Prices	Significant	Significant
	in Active	Other	Other
	Markets	Observable	Unobservable
December 31, 2021	(Level 1)	(Level 2)	(Level 3)
Assets:
Investments held in Trust Account	$425,037,665	$—	$—
Forward Purchase Agreements	—	—	1,002,789
Fair value at December 31, 2021	$425,037,665	$—	$1,002,789
Liabilities:
Public Warrant liability	$11,190,235	$—	$—
Private Warrant liability	—	9,873,737	—
Fair value at December 31, 2021	$11,190,235	$9,873,737	$—

Schedule of roll forward for the Level 3 investments

FPA assets at December 31, 2021	$1,002,789
Change in fair value of FPAs	(649,058)
FPA assets at December 31, 2022	$353,731

Working Capital Loans at December 31, 2021	$—
Issuance of loan	1,500,000
Change in fair value of working capital loan	—
Working Capital Loans at December 31, 2022	$1,500,000

Level 3 Warrant liabilities at March 4, 2021	$26,260,000
Change in fair value of warrant liabilities	(4,363,000)
Transfers from Level 3 to Level 1 investments	(14,000,000)
Warrants issued on April 12, 2021	103,000
Transfers from Level 3 to Level 2 investments	(8,000,000)
Level 3 Warrant liabilities at December 31, 2021	$—

Issuance of FPA assets at December 6, 2021	$770,000
Change in fair value of FPAs	232,789
Level 3 investments (at asset position) at December 31, 2021	$1,002,789

Schedule of warrant liabilities

Warrant liabilities at December 31, 2021	$21,063,972
Change in fair value of warrant liabilities	(19,997,305)
Warrant liabilities at December 31, 2022	$1,066,667

Warrant liabilities at March 4, 2021	$26,260,000
Warrants issued on April 12, 2021	269,667
Change in fair value of warrant liabilities	(5,465,695)
Warrant liabilities at December 31, 2021	$21,063,972

Working capital loans
Fair Value Measurements
Schedule of quantitative information regarding Level 3 fair value measurements

December 31, 2022
Principal Outstanding	$1,500,000
Expected Remaining Term (in years)	0.16
Volatility	43.5%
Risk-Free Rate	3.91%

Forward Purchase Agreement
Fair Value Measurements
Schedule of quantitative information regarding Level 3 fair value measurements

	December 31, 2022	December 31, 2021
Unit Price	$10.00	$10.00
Remaining Term (in years)	0.16	0.50
Risk-Free Rate	4.18%	0.19%